Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 81,514
2022	81,514
2023	76,491
2024	65,583
Thereafter	1,933,104
Intangible assets, net	$ 2,238,206	$ 2,104,803